RELATED PARTY TRANSACTIONS AND BALANCES - Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
Share-based compensation	$ 993,611	$ 472,236	$ 136,148
Management salaries and consulting fees	694,074	544,352	559,591
Directors' fees	73,647	72,863	44,380
Total compensation	$ 1,761,332	$ 1,089,451	$ 740,119